UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
 (Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
 (Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
 (Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

Leuthold Core Investment Fund
Consolidated Schedule of Investments
December 31, 2016 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 63.36%
Aerospace & Defense - 2.96%
General Dynamics Corp.	16,522	$2,852,688
L-3 Communications Holdings, Inc.	22,280	3,389,011
Northrop Grumman Corp.	32,794	7,627,229
Raytheon Co.	35,798	5,083,316
Spirit AeroSystems Holdings, Inc. - Class A	51,569	3,009,051
Textron, Inc.	61,833	3,002,610
		24,963,905
Air Freight & Logistics - 0.03%
Hyundai Glovis Co., Ltd. (b)	1,826	233,294

Airlines - 4.44%
Air China, Ltd. (b)	342,000	217,250
Alaska Air Group, Inc.	47,063	4,175,900
American Airlines Group, Inc.	125,918	5,879,112
Asia Aviation PCL - NVDR	1,370,500	230,958
China Southern Airlines Co., Ltd. - ADR	6,579	169,146
Delta Air Lines, Inc.	146,696	7,215,976
Grupo Aeromexico SAB de CV (a)(b)	187,120	351,950
Hawaiian Holdings, Inc. (a)	142,941	8,147,637
JetBlue Airways Corp. (a)	146,696	3,288,924
Southwest Airlines Co.	156,960	7,822,886
		37,499,739
Auto Components - 3.17%
American Axle & Manufacturing Holdings, Inc. (a)	139,436	2,691,115
BorgWarner, Inc.	101,636	4,008,524
Cooper Tire & Rubber Co.	65,588	2,548,094
Cooper-Standard Holding, Inc. (a)	22,280	2,303,306
Gentex Corp.	133,178	2,622,275
Hankook Tire Co., Ltd. (b)	4,480	215,379
Hota Industrial Manufacturing Co., Ltd. (b)	74,000	285,077
Lear Corp.	29,539	3,910,077
Magna International, Inc. (b)	85,865	3,726,541
Minth Group, Ltd. (b)	126,000	391,226
Nemak SAB de CV (b)	243,100	217,891
Nexen Tire Corp. (b)	17,500	188,377
SL Corp. (b)	15,600	277,834
Tenneco, Inc. (a)	40,804	2,549,026
Tianneng Power International, Ltd. (b)	236,000	215,964
Tong Yang Industry Co., Ltd. (b)	170,000	333,696
Xinyi Glass Holdings, Ltd. (b)	274,000	223,221
		26,707,623
Automobiles - 0.24%
BAIC Motor Corp., Ltd. (b)	219,000	194,345
Geely Automobile Holdings, Ltd. (b)	266,000	252,821
Great Wall Motor Co., Ltd. (b)	415,000	384,968
Tata Motors, Ltd. - ADR	28,163	968,526
Tofas Turk Otomobil Fabrikasi AS (b)	36,676	255,891
		2,056,551

Banks - 2.34%
Banco Macro SA - ADR	19,025	$1,224,259
Bank Negara Indonesia Persero Tbk PT (b)	589,200	240,547
Bank of China, Ltd. (b)	2,065,000	910,513
China Everbright Bank Co., Ltd. (b)	593,000	269,040
China Merchants Bank Co., Ltd. (b)	107,500	250,705
Chong Hing Bank, Ltd. (b)	120,000	231,268
CIT Group, Inc.	71,095	3,034,335
Credicorp, Ltd. (b)	15,020	2,371,057
Dah Sing Financial Holdings Ltd. (b)	30,800	207,932
Fifth Third Bancorp	109,909	2,964,246
Grupo Financiero Galicia SA - ADR	48,565	1,307,370
Kasikornbank PCL - NVDR	38,300	189,160
KB Financial Group, Inc. - ADR	75,843	2,676,499
Sociedad Matriz del Banco de Chile SA - Class B (b)	911,842	296,657
Taiwan Business Bank (b)	1,006,684	254,092
TCF Financial Corp.	146,946	2,878,672
Turkiye Sinai Kalkinma Bankasi AS (b)	432,044	172,504
Woori Bank (b)	27,137	285,991
		19,764,847
Biotechnology - 1.99%
AbbVie, Inc.	72,847	4,561,679
Amgen, Inc.	26,786	3,916,381
Biogen, Inc. (a)	15,020	4,259,372
Gilead Sciences, Inc.	56,826	4,069,310
		16,806,742
Building Products - 0.06%
China Lesso Group Holdings, Ltd. (b)	525,881	339,701
Kyung Dong Navien Co., Ltd. (b)	4,850	172,630
		512,331
Capital Markets - 4.90%
Ameriprise Financial, Inc.	28,538	3,166,006
Bank of New York Mellon Corp.	69,343	3,285,471
CME Group, Inc.	45,561	5,255,461
Federated Investors, Inc. - Class B	82,861	2,343,309
Franklin Resources, Inc.	80,608	3,190,465
Intercontinental Exchange, Inc.	86,365	4,872,713
Invesco, Ltd.	94,126	2,855,783
Moody's Corp.	45,310	4,271,374
Morningstar, Inc.	17,273	1,270,602
NASDAQ, Inc.	68,341	4,587,048
State Street Corp.	39,553	3,074,059
T Rowe Price Group, Inc.	42,557	3,202,840
		41,375,131
Chemicals - 0.29%
AECI, Ltd. (b)	29,587	218,070
China Lumena New Materials Corp. (a)(b)(d)(e)	838,000	6,484
Grupa Azoty SA (b)	8,328	124,662
Gubre Fabrikalari TAS (b)	145,421	180,345
Korea Petrochemical Industry Co., Ltd. (b)	1,257	286,082
Kukdo Chemical Co., Ltd. (b)	2,770	125,899
Lotte Chemical Corp. (b)	740	225,509
PTT Global Chemical PCL - NVDR	96,400	169,031
Scientex BHD (b)	249,344	372,322
SKC Co., Ltd. (b)	6,350	173,235
Soda Sanayii AS (b)	362,852	544,080
		2,425,719
Communications Equipment - 0.37%
Cisco Systems, Inc.	90,621	2,738,567
Sercomm Corp. (b)	89,000	211,873
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. (b)	93,500	176,039
		3,126,479
Consumer Finance - 0.53%
Navient Corp.	177,457	2,915,618
World Acceptance Corp. (a)	23,531	1,512,573
		4,428,191

Containers & Packaging - 0.02%
Kian JOO CAN Factory BHD (b)	279,500	$182,554

Distributors - 0.42%
Genuine Parts Co.	37,300	3,563,642

Diversified Consumer Services - 0.02%
Kroton Educacional SA (b)	37,700	153,969

Diversified Financial Services - 0.04%
Fubon Financial Holding Co., Ltd. (b)	236,000	372,018

Diversified Telecommunication Services - 0.15%
China Communications Services Corp., Ltd. (b)	560,000	355,809
China Telecom Corp., Ltd. - ADR	4,328	199,650
CITIC Telecom International Holdings, Ltd. (b)	634,000	189,934
Telekomunikasi Indonesia Persero Tbk PT - ADR	16,962	494,612
		1,240,005
Electric Utilities - 0.10%
EDP - Energias do Brasil SA (b)	67,800	278,614
Enel Chile SA - ADR	17,142	77,996
Equatorial Energia SA (b)	18,400	306,987
Tenaga Nasional Bhd (b)	57,600	178,341
		841,938
Electronic Equipment, Instruments & Components - 4.88%
Arrow Electronics, Inc. (a)	82,110	5,854,443
Avnet, Inc.	105,891	5,041,471
Benchmark Electronics, Inc. (a)	87,367	2,664,693
Chin-Poon Industrial Co., Ltd. (b)	226,000	424,051
DataTec, Ltd. (b)	36,718	131,972
Flex, Ltd. (a)	394,276	5,665,746
FLEXium Interconnect, Inc. (b)	48,709	127,554
Hon Hai Precision Industry Co., Ltd. (b)	166,300	432,561
Jabil Circuit, Inc.	271,112	6,417,221
Jahwa Electronics Co., Ltd. (b)	12,380	174,399
Methode Electronics, Inc.	66,839	2,763,793
Plexus Corp. (a)	42,557	2,299,780
Sanmina Corp. (a)	102,637	3,761,646
Tech Data Corp. (a)	64,336	5,447,972
		41,207,302
Food & Staples Retailing - 0.08%
Cosco Capital, Inc. (b)	920,700	157,344
Organizacion Soriana SAB de CV - Class B (a)(b)	109,700	238,031
Shoprite Holdings, Ltd. (b)	22,004	275,011
		670,386
Food Products - 0.44%
Astral Foods, Ltd. (b)	41,895	392,914
BRF SA - ADR	11,205	165,386
CJ CheilJedang Corp. (b)	492	145,563
Gruma Sab de CV - Class B (b)	14,900	189,326
Grupo Bimbo SAB de CV (b)	89,300	201,952
Indofood Sukses Makmur Tbk PT (b)	399,400	233,922
Industrias Bachoco SAB de CV (b)	38,300	156,676
JBS SA (b)	106,300	371,742
Kernel Holding SA (b)	30,988	472,943
Namchow Chemical Industrial Co., Ltd. (b)	87,000	164,754
Sao Martinho SA (b)	50,400	301,995
Thai Union Group PCL - NVDR	400,000	234,239
Thai Vegetable Oil PCL - NVDR	262,900	296,960
Uni-President Enterprises Corp. (b)	105,560	174,054
WH Group, Ltd. (b)	266,000	214,422
		3,716,848
Gas Utilities - 0.01%
Gas Natural Chile SA (b)	12,885	50,036
Gasco SA (b)	12,885	41,091
		91,127

Health Care Equipment & Supplies - 0.07%
St. Shine Optical Co., Ltd. (b)	10,000	$190,894
TaiDoc Technology Corp. (b)	65,050	218,266
Vieworks Co., Ltd. (b)	3,668	181,390
		590,550
Health Care Providers & Services - 3.60%
Aetna, Inc.	47,313	5,867,285
Anthem, Inc.	35,297	5,074,650
Banmedica SA (b)	92,468	178,394
Centene Corp. (a)	68,592	3,876,134
Cigna Corp.	27,286	3,639,680
Humana, Inc.	21,278	4,341,350
Qualicorp SA (b)	70,600	416,845
Sinopharm Group Co., Ltd. (b)	54,800	224,589
UnitedHealth Group, Inc.	42,306	6,770,652
		30,389,579
Household Durables - 0.06%
Arcelik AS (b)	40,072	240,675
Lentex SA (b)	90,904	223,966
		464,641
Independent Power & Renewable Electricity Producers - 0.07%
China Power International Development, Ltd. (b)	502,000	181,263
First Gen Corp. (b)	452,600	200,225
Huaneng Renewables Corp., Ltd. (b)	650,000	210,137
		591,625
Industrial Conglomerates - 0.13%
Alfa SAB. de CV - Class A (b)	165,100	204,367
AntarChile SA (b)	26,729	267,274
Harim Holdings Co., Ltd. (b)	33,198	112,522
KAP Industrial Holdings, Ltd. (b)	519,890	283,155
Turkiye Sise ve Cam Fabrikalari AS (b)	241,722	262,094
		1,129,412
Insurance - 4.41%
Aflac, Inc.	54,065	3,762,924
China Life Insurance Co., Ltd. (b)	215,000	212,580
China Taiping Insurance Holdings Co., Ltd. (a)(b)	67,000	137,358
CNO Financial Group, Inc.	124,768	2,389,307
Everest Re Group, Ltd. (b)	13,840	2,994,976
Hanwha General Insurance Co., Ltd. (b)	37,378	223,593
Hanwha Life Insurance Co., Ltd. (b)	25,925	140,061
Korean Reinsurance Co. (b)	15,388	145,143
Lincoln National Corp.	55,411	3,672,087
Manulife Financial Corp. (b)	199,496	3,555,019
MetLife, Inc.	65,387	3,523,706
PICC Property & Casualty Co., Ltd. (b)	790,000	1,221,871
Ping An Insurance Group Co. of China, Ltd. (b)	84,000	417,319
Principal Financial Group, Inc.	63,447	3,671,043
Prudential Financial, Inc.	48,497	5,046,598
Sun Life Financial, Inc. (b)	63,162	2,426,052
Unum Group	83,851	3,683,575
		37,223,212
Internet Software & Services - 0.21%
Alibaba Group Holding, Ltd. - ADR (a)	7,265	637,940
Tencent Holdings, Ltd. (b)	47,500	1,151,738
		1,789,678

IT Services - 5.96%
Accenture PLC - Class A (b)	49,566	$5,805,666
Amdocs, Ltd.	42,807	2,493,508
CACI International, Inc. - Class A (a)	18,775	2,333,732
CGI Group, Inc. - Class A (a)(b)	40,053	1,923,746
Cognizant Technology Solutions Corp. - Class A (a)	42,557	2,384,469
Convergys Corp.	77,854	1,912,094
DST Systems, Inc.	30,541	3,272,468
Fiserv, Inc. (a)	51,819	5,507,323
International Business Machines Corp.	37,550	6,232,924
MasterCard, Inc. - Class A	56,826	5,867,285
Net 1 UEPS Technologies, Inc. (a)(b)	10,038	115,236
Nice Information & Telecommunication, Inc. (b)	10,689	292,054
Science Applications International Corp.	38,802	3,290,410
TravelSky Technology, Ltd. (b)	321,000	672,746
Visa, Inc. - Class A	80,608	6,289,036
Western Union Co.	87,617	1,903,041
		50,295,738
Media - 0.04%
Megacable Holdings SAB de CV (b)	44,900	151,510
Multiplus SA (b)	15,300	158,569
		310,079
Oil, Gas & Consumable Fuels - 0.30%
Cosan, Ltd. - Class A (b)	39,087	293,543
Grupa Lotos SA (a)(b)	33,119	302,335
IRPC PCL - NVDR	1,716,100	229,521
Kunlun Energy Co., Ltd. (b)	488,000	363,581
NewOcean Energy Holdings, Ltd. (b)	422,000	111,723
Polski Koncern Naftowy ORLEN SA (b)	15,388	313,390
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	208,722	280,467
Siamgas & Petrochemicals PCL - NVDR	597,000	202,976
SK Innovation Co., Ltd. (b)	1,500	181,527
Thai Oil PCL - NVDR	132,700	267,336
		2,546,399
Paper & Forest Products - 0.09%
Lee & Man Paper Manufacturing, Ltd. (b)	404,000	311,519
Sappi, Ltd. (a)(b)	65,363	426,400
		737,919
Personal Products - 0.10%
AMOREPACIFIC Group (b)	7,514	825,836

Pharmaceuticals - 0.09%
China Pharmaceutical Group, Ltd. (b)	302,000	321,563
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (b)	66,000	170,138
Sino Biopharmaceutical, Ltd. (b)	400,000	280,492
		772,193
Real Estate Investment Trusts (REITS) - 0.03%
Proligis Propery Mexico SA de CV (b)	151,700	217,272

Real Estate Management & Development - 0.24%
China Jinmao Holdings Group, Ltd. (b)	726,000	194,961
China Vanke Co., Ltd. (b)	146,700	333,486
Filinvest Land, Inc. (b)	4,277,000	131,168
KWG Property Holding Ltd. (b)	415,000	234,569
New World Development Co., Ltd. (b)	255,000	268,670
SP Setia Bhd Group (b)	232,500	162,500
UOA Development Bhd (b)	428,800	224,628
Vista Land & Lifescapes, Inc. (b)	2,417,900	240,269
Yanlord Land Group, Ltd. (b)	273,600	249,388
		2,039,639

Road & Rail - 2.27%
Canadian National Railway Co. (b)	47,814	$3,222,664
CSX Corp.	102,887	3,696,730
Genesee & Wyoming, Inc. - Class A (a)	33,044	2,293,584
Kansas City Southern	34,546	2,931,228
Norfolk Southern Corp.	33,294	3,598,082
Union Pacific Corp.	32,794	3,400,082
		19,142,370
Semiconductors & Semiconductor Equipment - 5.02%
Applied Materials, Inc.	242,824	7,835,930
Chen Full International Co., Ltd. (b)	98,000	145,596
ChipMOS TECHNOLOGIES, Inc. - ADR	13,198	186,224
Eugene Technology Co., Ltd. (b)	14,550	213,463
Intel Corp.	75,851	2,751,116
KC Tech Co., Ltd. (b)	17,000	225,980
Lam Research Corp.	81,859	8,654,952
MKS Instruments, Inc.	67,590	4,014,846
QUALCOMM, Inc.	36,549	2,382,995
Samsung Electronics Co., Ltd. (b)	1,327	1,974,991
SolarEdge Technologies, Inc. (a)(b)	137,934	1,710,381
Taiwan Semiconductor Co., Ltd. (b)	234,000	254,881
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	13,311	382,691
Teradyne, Inc.	293,892	7,464,857
Tessera Holding Corp.	89,870	3,972,254
Wonik Holdings Co., Ltd. (a)(b)	32,335	179,939
		42,351,096
Software - 1.71%
Activision Blizzard, Inc.	186,499	6,734,479
Electronic Arts, Inc. (a)	97,380	7,669,649
		14,404,128
Specialty Retail - 5.62%
American Eagle Outfitters, Inc.	125,417	1,902,576
Asbury Automotive Group, Inc. (a)	45,060	2,780,202
AutoNation, Inc. (a)	62,083	3,020,338
AutoZone, Inc. (a)	4,756	3,756,241
Bermaz Auto Bhd (b)	547,400	259,848
Best Buy Co., Inc.	81,609	3,482,256
Caleres, Inc.	56,075	1,840,381
GameStop Corp. - Class A	129,673	3,275,540
Group 1 Automotive, Inc.	34,296	2,673,030
Lithia Motors, Inc. - Class A	31,792	3,078,419
Michaels Companies, Inc. (a)	134,179	2,743,961
Office Depot, Inc.	712,701	3,221,408
O'Reilly Automotive, Inc. (a)	14,019	3,903,030
Penske Automotive Group, Inc.	80,107	4,152,747
Sally Beauty Holdings, Inc. (a)	122,914	3,247,388
Signet Jewelers, Ltd.	39,302	3,704,607
Super Group, Ltd. (a)(b)	137,617	387,086
		47,429,058
Technology Hardware, Storage & Peripherals - 0.50%
Catcher Technology Co., Ltd. (b)	39,000	269,556
Foxconn Technology Co., Ltd. (b)	72,945	191,920
HP, Inc.	189,503	2,812,225
Pegatron Corp. (b)	400,000	951,612
		4,225,313
Textiles, Apparel & Luxury Goods - 0.02%
Texwinca Holdings, Ltd. (b)	280,000	182,777

Thrifts & Mortgage Finance - 0.67%
MGIC Investment Corp. (a)	265,605	2,706,515
Radian Group, Inc.	165,221	2,970,674
		5,677,189

Trading Companies & Distributors - 3.07%
AerCap Holdings NV (a)(b)	123,915	$5,156,103
Air Lease Corp.	117,407	4,030,582
GATX Corp.	78,355	4,825,101
United Rentals, Inc. (a)	73,849	7,796,978
WESCO International, Inc. (a)	61,833	4,114,986
		25,923,750
Transportation Infrastructure - 0.05%
Wilson Sons, Ltd. - BDR	38,400	395,244

Water Utilities - 1.48%
American States Water Co.	28,788	1,311,581
American Water Works Co., Inc.	49,566	3,586,596
Aqua America, Inc.	106,392	3,196,015
California Water Service Group	54,323	1,841,550
China Water Affairs Group, Ltd. (b)	294,000	191,830
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	274,001	2,378,329
		12,505,901
Wireless Telecommunication Services - 0.07%
China Mobile, Ltd. - ADR	10,779	565,143
TOTAL COMMON STOCKS (Cost $425,359,293)		$534,666,082

PREFERRED STOCKS - 0.89%
Banks - 0.84%
Banco Bradesco SA - ADR	262,350	$2,285,068
Bancolombia SA - ADR	61,082	2,240,488
Itau Unibanco Holding SA - ADR	253,000	2,600,840
		7,126,396
Chemicals - 0.05%
Braskem SA - ADR	18,973	402,418
TOTAL PREFERRED STOCKS (Cost $7,612,728)		$7,528,814

INVESTMENT COMPANIES - 10.78%
Exchange Traded Funds - 10.78%
CurrencyShares Japanese Yen Trust (a)(f)	129,355	$10,674,375
iShares CMBS ETF	20,199	1,031,361
iShares International Treasury Bond ETF	157,000	14,101,740
iShares JP Morgan USD Emerging Markets Bond ETF	29,573	3,259,536
iShares MBS ETF	147,325	15,666,541
iShares MSCI India Small-Cap ETF	22,832	746,049
iShares MSCI Russia Capped ETF	27,123	909,163
iShares MSCI UAE Capped ETF	17,006	281,279
PowerShares Build America Bond Portfolio	47,278	1,375,317
PowerShares Senior Loan Portfolio	396,957	9,272,915
SPDR Bloomberg Barclays International Treasury Bond ETF (a)	1,041,734	27,064,249
SPDR Bloomberg Barclays Short-Term International Treasury Bond ETF	52,283	1,530,360
VanEck Vectors Russia ETF	41,340	877,235
Vanguard Mortgage-Backed Securities ETF	79,679	4,166,415
TOTAL INVESTMENT COMPANIES (Cost $93,978,259)		$90,956,535

	Principal Amount	Fair Value
CORPORATE BONDS - 3.73%
Banks - 1.03%
JP Morgan Chase & Co.
1.500%, 01/27/2025	$4,600,000	$4,991,580
Wells Fargo & Co.
1.125%, 10/29/2021	3,430,000	3,732,031
		8,723,611
Biotechnology - 0.37%
AbbVie, Inc.
2.850%, 05/14/2023	3,260,000	3,162,451

Capital Markets - 0.54%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	4,326,000	4,550,584

Diversified Telecommunication Services - 0.54%
AT&T, Inc.
3.400%, 05/15/2025	$4,700,000	$4,529,968

Health Care Providers & Services - 0.30%
Coventry Health Care, Inc.
5.950%, 03/15/2017	2,469,000	2,493,344

Internet Software & Services - 0.41%
Alibaba Group Holding, Ltd.
2.500%, 11/28/2019 (b)	3,480,000	3,495,646

Software - 0.54%
Oracle Corp.
2.950%, 05/15/2025	4,620,000	4,528,898
TOTAL CORPORATE BONDS (Cost $31,710,676)		$31,484,502

MUNICIPAL BONDS - 0.30%
State of California
5.700%, 11/01/2021	2,180,000	$2,513,802
TOTAL MUNICIPAL BONDS (Cost $2,484,333)		$2,513,802

UNITED STATES TREASURY OBLIGATIONS - 2.97%
United States Treasury Notes - 2.97%
2.125%, 05/15/2025	25,586,000	$25,082,263
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $25,499,026)		$25,082,263

FOREIGN GOVERNMENT BONDS - 3.06%
Development Bank of Japan
1.750%, 03/17/2017 (b)	JPY 410,000,000	$3,519,857
Government of France
0.500%, 05/25/2025 (b)	EUR 4,570,000	4,853,688
Government of the United Kingdom
2.250%, 09/07/2023 (b)	GBP 3,750,000	5,056,598
Mexico Government International Bond
5.950%, 03/19/2019 (b)	$2,020,000	2,182,610
Poland Government International Bond
6.375%, 07/15/2019 (b)	$2,000,000	2,222,000
Republic of Italy
1.350%, 04/15/2022 (b)	EUR 5,330,000	5,765,779
Turkey Government International Bond
7.500%, 11/07/2019 (b)	$2,010,000	2,185,875
TOTAL FOREIGN GOVERNMENT BONDS (Cost $26,882,420)		$25,786,407

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 14.76%
Money Market Funds - 14.76%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.39% (c)	124,596,027	$124,596,027
TOTAL SHORT-TERM INVESTMENTS (Cost $124,596,027)		$124,596,027

Total Investments (Cost $738,122,762) - 99.85%	$842,614,432
Other Assets in Excess of Liabilities - 0.15%	1,258,931
TOTAL NET ASSETS - 100.00%	$843,873,363

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
BDR	Brazillian Depositary Receipt
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2016.
(d)	Illiquid security. The fair value of these securities total $6,484 which represents an amount that rounds to 0.00% of total net assets.
(e)	This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc.
(f)	Affiliated security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows:

Cost of investments	$738,122,762
Gross unrealized appreciation	$121,971,087
Gross unrealized depreciation	(17,479,417)
Net unrealized appreciation	$104,491,670

Summary of Fair Value Exposure at December 31, 2016
The Funds have adopted fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2016:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$24,963,905	$-	$-	$24,963,905
Air Freight & Logistics	-	233,294	-	233,294
Airlines	37,051,531	448,208	-	37,499,739
Auto Components	24,576,849	2,130,774	-	26,707,623
Automobiles	968,526	1,088,025	-	2,056,551
Banks	16,753,095	3,011,752	-	19,764,847
Biotechnology	16,806,742	-	-	16,806,742
Building Products	-	512,331	-	512,331
Capital Markets	41,375,131	-	-	41,375,131
Chemicals	-	2,419,235	6,484	2,425,719
Communications Equipment	2,738,567	387,912	-	3,126,479
Consumer Finance	4,428,191	-	-	4,428,191
Containers & Packaging	182,554	-	-	182,554
Distributors	3,563,642	-	-	3,563,642
Diversified Consumer Services	-	153,969	-	153,969
Diversified Financial Services	-	372,018	-	372,018
Diversified Telecommunication Services	694,262	545,743	-	1,240,005
Electric Utilities	77,996	763,942	-	841,938
Electronic Equipment, Instruments & Components	39,916,765	1,290,537	-	41,207,302
Food & Staples Retailing	238,031	432,355	-	670,386
Food Products	713,340	3,003,508	-	3,716,848
Gas Utilities	91,127	-	-	91,127
Health Care Equipment & Supplies	-	590,550	-	590,550
Health Care Providers & Services	29,748,145	641,434	-	30,389,579
Household Durables	223,966	240,675	-	464,641
Independent Power & Renewable Electricity Producers	-	591,625	-	591,625
Industrial Conglomerates	487,522	641,890	-	1,129,412
Insurance	34,725,287	2,497,925	-	37,223,212
Internet Software & Services	637,940	1,151,738	-	1,789,678
IT Services	49,330,938	964,800	-	50,295,738
Media	151,510	158,569	-	310,079
Oil, Gas & Consumable Fuels	293,543	2,252,856	-	2,546,399
Paper & Forest Products	-	737,919	-	737,919
Personal Products	-	825,836	-	825,836
Pharmaceuticals	-	772,193	-	772,193
Real Estate Investment Trusts (REITS)	217,272	-	-	217,272
Real Estate Management & Development	474,016	1,565,623	-	2,039,639
Road & Rail	19,142,370	-	-	19,142,370
Semiconductors & Semiconductor Equipment	39,356,246	2,994,850	-	42,351,096
Software	14,404,128	-	-	14,404,128
Specialty Retail	47,169,210	259,848	-	47,429,058

Technology Hardware, Storage & Peripherals	$2,812,225	$1,413,088	$-	$4,225,313
Textiles, Apparel & Luxury Goods	-	182,777	-	182,777
Thrifts & Mortgage Finance	5,677,189	-	-	5,677,189
Trading Companies & Distributors	25,923,750	-	-	25,923,750
Transportation Infrastructure	395,244	-	-	395,244
Water Utilities	12,314,071	191,830	-	12,505,901
Wireless Telecommunication Services	565,143	-	-	565,143
Total Common Stocks	499,189,969	35,469,629	6,484	534,666,082
Preferred Stocks	7,528,814	-	-	7,528,814
Exchange Traded Funds	90,956,535	-	-	90,956,535
Corporate Bonds	-	31,484,502	-	31,484,502
Municipal Bonds	-	2,513,802	-	2,513,802
United States Treasury Obligations	-	25,082,263	-	25,082,263
Foreign Government Bonds	-	25,786,407	-	25,786,407
Money Market Funds	124,596,027	-	-	124,596,027
Total Investments in Securities	$722,271,345	$120,336,603	$6,484	$842,614,432

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers for the period ended December 31, 2016:

Total Investments	Level 1*	Level 2*	Level 3
Transfers into:	$1,161,992	$2,721,382	$-
Transfers out of:	(2,721,382)	(1,161,992)	-
Net Transfers into and/or out of:	$(1,559,390)	$1,559,390	$-

* The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2016	$6,482
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	2	*
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of December 31, 2016	$6,484	(1)

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at December 31, 2016.	$2

* Unrealized appreciation is due to a change in foreign currency exchange rate.

(1) The security (China Lumena New Materials Corp.) is classified as a Level 3 security due to a halt in trading of the security on March 25, 2014. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 1.25. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period, the discount was 95%.

Leuthold Global Fund
Consolidated Schedule of Investments
December 31, 2016 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 64.37%
Airlines - 1.83%
Delta Air Lines, Inc.	18,326	$901,456
JetBlue Airways Corp. (a)	30,494	683,676
United Continental Holdings, Inc. (a)	7,306	532,461
		2,117,593
Auto Components - 4.34%
Brembo SpA (b)	5,842	353,414
Cheng Shin Rubber Industry Co., Ltd. (b)	170,000	319,107
Cooper Tire & Rubber Co.	11,034	428,671
Cooper-Standard Holding, Inc. (a)	3,477	359,452
Faurecia (b)	9,096	352,319
Goodyear Tire & Rubber Co.	19,962	616,227
Lear Corp.	6,952	920,236
Leoni AG (b)	2,908	103,397
Magna International, Inc. (b)	16,253	705,380
Plastic Omnium SA (b)	13,283	423,616
Tong Yang Industry Co., Ltd. (b)	224,000	439,694
		5,021,513
Automobiles - 2.81%
Ford Motor Co.	32,783	397,658
Geely Automobile Holdings, Ltd. (b)	295,000	280,384
General Motors Co.	16,865	587,577
Great Wall Motor Co., Ltd. (b)	310,500	288,030
Hyundai Motor Co. (b)	1,658	200,017
Kia Motors Corp. (b)	6,590	213,889
Nissan Motor Co., Ltd. (b)	33,700	338,049
Renault SA (b)	4,266	378,894
Tata Motors, Ltd. - ADR	16,415	564,512
		3,249,010
Banks - 5.35%
Banco do Brasil SA (b)	56,200	483,860
BB&T Corp.	8,504	399,858
CIMB Group Holdings Bhd (b)	333,700	334,626
CIT Group, Inc.	9,055	386,467
Fifth Third Bancorp	14,185	382,570
Grupo Financiero Banorte SAB de CV (b)	65,300	321,623
IBERIABANK Corp.	4,633	388,014
Krung Thai Bank PCL - NVDR	737,600	363,443
Nedbank Group, Ltd. (b)	26,236	454,113
Popular, Inc. (b)	8,626	377,991
Regions Financial Corp.	27,076	388,811
SunTrust Banks, Inc.	6,941	380,714
Taishin Financial Holding Co., Ltd. (b)	952,274	347,753
TCF Financial Corp.	22,063	432,214
TMB Bank PCL - NVDR	5,547,500	324,441
Woori Bank (b)	39,989	421,436
		6,187,934
Building Products - 3.35%
American Woodmark Corp. (a)	5,594	420,948
Apogee Enterprises, Inc.	9,530	510,427
Asahi Glass Co., Ltd. (b)	94,000	637,758
Cie de Saint-Gobain (b)	9,719	452,104
Kingspan Group PLC (b)	15,046	408,626
Owens Corning	11,922	614,698
Universal Forest Products, Inc.	4,006	409,333
USG Corp. (a)	14,811	427,742
		3,881,636

Capital Markets - 5.31%
BGC Partners, Inc. - Class A	37,133	$379,871
BM&F Bovespa SA - Bolsa de Valores Mercadorias e Futuros (b)	139,300	704,781
China Everbright, Ltd. (b)	194,000	367,432
China Galaxy Securities Co., Ltd. (b)	600,500	538,305
Close Brothers Group PLC (b)	21,730	385,942
Deutsche Boerse AG (a)(b)	8,736	710,900
Euronext NV (b)	6,806	280,517
Lazard, Ltd. - Class A (b)	13,461	553,112
Morgan Stanley	17,937	757,838
NASDAQ, Inc.	10,313	692,209
Thomson Reuters Corp.	17,667	773,461
		6,144,368
Chemicals - 3.72%
Denka Co., Ltd. (b)	140,000	616,368
Hyosung Corp. (b)	3,488	419,295
Lotte Chemical Corp. (b)	2,851	868,818
LyondellBasell Industries NV - Class A (b)	11,857	1,017,093
Tosoh Corp. (b)	130,000	917,018
Trinseo SA (b)	7,889	467,818
		4,306,410
Construction & Engineering - 3.72%
Aecon Group, Inc. (b)	30,386	345,128
China State Construction International Holdings, Ltd. (b)	324,000	482,788
EMCOR Group, Inc.	7,611	538,554
Kajima Corp. (b)	78,000	538,755
KBR, Inc.	29,924	499,432
Monadelphous Group, Ltd. (b)	34,457	278,474
NCC AB - Class B (b)	17,926	442,793
Sacyr SA (a)(b)	129,362	300,857
SNC-Lavalin Group, Inc. (b)	10,910	469,585
Tekfen Holding AS (b)	111,870	204,796
Tokyu Construction Co., Ltd. (b)	25,600	205,565
		4,306,727
Construction Materials - 2.77%
BBMG Corp. (b)	918,000	315,433
CSR, Ltd. (b)	102,907	342,132
Eagle Materials, Inc.	6,147	605,664
HeidelbergCement AG (b)	4,779	444,831
James Hardie Industries PLC (b)	30,013	473,769
Semen Indonesia Persero Tbk PT (b)	467,600	317,286
Taiheiyo Cement Corp. (b)	154,000	485,508
Tipco Asphalt PCL - NVDR	412,800	218,639
		3,203,262
Distributors - 0.30%
Inchcape PLC (b)	40,016	345,819

Diversified Financial Services - 2.74%
AMP, Ltd. (b)	179,097	649,559
Berkshire Hathaway, Inc. - Class B (a)	7,432	1,211,267
EXOR NV (b)	18,277	786,040
GT Capital Holdings, Inc. (b)	9,768	249,104
L E Lundbergforetagen AB - Class B (b)	4,538	277,832
		3,173,802

Diversified Telecommunication Services - 1.69%
China Communications Services Corp., Ltd. (b)	448,000	$284,647
Chunghwa Telecom Co., Ltd. - ADR	13,520	426,556
KT Corp. - ADR (a)	21,223	299,032
LG Uplus Corp. (b)	48,270	457,498
Telekomunikasi Indonesia Persero Tbk PT - ADR	16,631	484,960
		1,952,693
Electric Utilities - 1.23%
EDP - Energias do Brasil SA (b)	77,500	318,475
Enel Americas SA - ADR	20,829	171,006
Enel Chile SA - ADR	20,829	94,772
Korea Electric Power Corp. - ADR (a)	23,564	435,463
Tenaga Nasional Bhd (b)	129,300	400,338
		1,420,054
Electronic Equipment, Instruments & Components - 3.72%
Arrow Electronics, Inc. (a)	6,623	472,220
Avnet, Inc.	10,580	503,714
Corning, Inc.	19,311	468,678
Hexagon AB - Class B (b)	10,748	382,800
Hon Hai Precision Industry Co., Ltd. (b)	180,800	470,276
Jabil Circuit, Inc.	20,934	495,508
Kingboard Chemical Holdings, Ltd. (b)	147,000	443,952
Sanmina Corp. (a)	16,612	608,830
Tech Data Corp. (a)	5,437	460,405
		4,306,383
Independent Power & Renewable Electricity Producers - 0.25%
Drax Group PLC (b)	61,528	286,172

Insurance - 5.90%
CNO Financial Group, Inc.	20,138	385,643
Everest Re Group, Ltd. (b)	2,773	600,077
Legal & General Group PLC (b)	126,041	383,971
Medibank Pvt, Ltd (b)	229,151	465,558
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	2,832	534,904
Old Mutual PLC (b)	155,126	395,569
Phoenix Group Holdings (b)	42,970	388,975
Ping An Insurance Group Co. of China, Ltd. (b)	105,500	524,133
Prudential Financial, Inc.	5,486	570,873
Reinsurance Group of America, Inc.	4,943	621,978
SCOR SE (b)	11,479	396,151
Swiss Re AG (b)	6,096	576,760
Unum Group	8,839	388,297
Validus Holdings, Ltd. (b)	10,877	598,344
		6,831,233
Internet Software & Services - 2.41%
Akamai Technologies, Inc. (a)	9,371	624,858
Alphabet, Inc. - Class A (a)	715	566,602
Baidu, Inc. - ADR (a)	3,340	549,129
eBay, Inc. (a)	20,316	603,182
j2 Global, Inc.	5,467	447,201
		2,790,972
Metals & Mining - 2.49%
APERAM SA (b)	9,573	436,874
Bekaert SA (b)	7,738	312,767
BlueScope Steel, Ltd. (b)	83,380	554,150
Cliffs Natural Resources, Inc. (a)	51,055	429,373
Reliance Steel & Aluminum Co.	4,376	348,067
Voestalpine AG (b)	10,618	415,199
Worthington Industries, Inc.	8,072	382,936
		2,879,366
Oil, Gas & Consumable Fuels - 0.37%
Neste OYJ (b)	11,083	424,121

Paper & Forest Products - 0.04%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	$48,050

Real Estate Management & Development - 2.61%
China Overseas Land & Investment, Ltd. (b)	108,000	284,164
Deutsche EuroShop AG (b)	5,529	224,892
Deutsche Wohnen AG (b)	14,930	468,304
Fabege AB (b)	25,483	415,465
Highwealth Construction Corp. (b)	194,000	273,667
Jones Lang LaSalle, Inc.	3,145	317,771
Leopalace21 Corp. (b)	43,500	240,269
Nexity SA (b)	4,806	224,785
Quality Houses PCL - NVDR	3,328,000	239,342
Swiss Prime Site AG (b)	4,006	327,797
		3,016,456
Thrifts & Mortgage Finance - 0.48%
Radian Group, Inc.	30,767	553,191

Trading Companies & Distributors - 3.74%
Air Lease Corp.	14,266	489,752
Aircastle, Ltd.	20,275	422,734
Barloworld, Ltd. (b)	79,303	678,174
GATX Corp.	9,446	581,685
HD Supply Holdings, Inc. (a)	12,451	529,292
United Rentals, Inc. (a)	6,461	682,152
WESCO International, Inc. (a)	7,519	500,389
Wolseley PLC (b)	7,227	441,183
		4,325,361
Wireless Telecommunication Services - 3.20%
China Mobile, Ltd. - ADR	11,965	627,325
Freenet AG (b)	16,973	477,021
KDDI Corp. (b)	41,800	1,055,575
Softbank Group Corp. (b)	17,800	1,177,898
Vodafone Group PLC - ADR	15,005	366,572
		3,704,391
TOTAL COMMON STOCKS (Cost $69,556,014)		$74,476,517

PREFERRED STOCKS - 0.25%
Electric Utilities - 0.25%
Cia Energetica de Minas Gerais - ADR	129,775	$295,887
TOTAL PREFERRED STOCKS (Cost $290,151)		$295,887

INVESTMENT COMPANIES - 12.29%
Exchange Traded Funds - 12.29%
CurrencyShares Japanese Yen Trust (a)	13,716	$1,131,844
iShares International Treasury Bond ETF	30,293	2,720,917
iShares MBS ETF	34,391	3,657,139
PowerShares Senior Loan Portfolio	67,833	1,584,579
SPDR Bloomberg Barclays International Treasury Bond ETF (a)	156,110	4,055,738
SPDR Bloomberg Barclays Short-Term International Treasury Bond ETF	36,396	1,065,337
TOTAL INVESTMENT COMPANIES (Cost $14,766,051)		$14,215,554

	Principal Amount	Fair Value
CORPORATE BONDS - 4.42%
Banks - 1.54%
JP Morgan Chase & Co.
1.500%, 01/27/2025	$920,000	$998,316
Wells Fargo & Co.
1.125%, 10/29/2021	720,000	783,400
		1,781,716
Biotechnology - 0.61%
AbbVie, Inc.
2.850%, 05/14/2023	730,000	708,156

Diversified Telecommunication Services - 1.36%
AT&T, Inc.
3.400%, 05/15/2025	1,630,000	1,571,031

Internet & Direct Marketing Retail - 0.91%
Expedia, Inc.
7.456%, 08/15/2018	970,000	1,049,102
TOTAL CORPORATE BONDS (Cost $5,118,455)		$5,110,005

MUNICIPAL BONDS - 0.85%
State of California
5.700%, 11/01/2021		$850,000	$980,152
TOTAL MUNICIPAL BONDS (Cost $968,662)			$980,152

UNITED STATES TREASURY OBLIGATIONS - 3.93%
United States Treasury Notes - 3.93%
2.125%, 05/15/2025		4,635,000	$4,543,746
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $4,572,409)			$4,543,746

FOREIGN GOVERNMENT BONDS - 4.89%
Development Bank of Japan
1.750%, 03/17/2017 (b)	JPY	160,000,000	$1,373,603
Government of France
0.500%, 05/25/2025 (b)	EUR	536,000	569,273
Government of the United Kingdom
2.250%, 09/07/2023 (b)	GBP	630,000	849,508
Mexico Government International Bond
5.950%, 03/19/2019 (b)		$410,000	443,005
Poland Government International Bond
6.375%, 07/15/2019 (b)		$406,000	451,066
Republic of Italy
1.350%, 04/15/2022 (b)	EUR	1,330,000	1,438,740
Turkey Government International Bond
7.500%, 11/07/2019 (b)		$490,000	532,875
TOTAL FOREIGN GOVERNMENT BONDS (Cost $5,973,751)			$5,658,070

		Shares	Fair Value
SHORT-TERM INVESTMENTS - 8.41%
Money Market Funds - 8.41%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.39% (c)		9,735,480	$9,735,480
TOTAL SHORT-TERM INVESTMENTS (Cost $9,735,480)			$9,735,480

Total Investments (Cost $110,980,973) - 99.41%			$115,015,411
Other Assets in Excess of Liabilities - 0.59%			688,067
TOTAL NET ASSETS - 100.00%			$115,703,478

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2016.
(d)	Illiquid security. The fair value of these securities total $48,050 which represents 0.04% of total net assets.
(e)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
Australian Dollar	$2,763,642	2.40%
Brazilian Real	1,507,116	1.31
British Pound	3,477,139	3.02
Canadian Dollar	814,714	0.71
Euro	12,700,261	11.04
Hong Kong Dollar	3,857,318	3.35
Indonesian Rupiah	317,286	0.28
Japanese Yen	7,586,366	6.60
Malaysian Ringgit	734,963	0.64
Mexican Peso	321,623	0.28
New Taiwan Dollar	1,850,498	1.61
New Turkish Lira	204,796	0.18
Philippine Peso	249,104	0.22
South African Rand	1,132,287	0.98
South Korea Won	2,580,953	2.24
Swedish Krona	1,518,891	1.32
Swiss Franc	904,558	0.79
Thai Baht	1,145,864	1.00
US Dollar	71,348,032	62.03
Total Investments	$115,015,411	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
Australia	$2,289,873	1.99%
Austria	415,199	0.36
Belgium	312,767	0.27
Bermuda	2,174,267	1.89
Brazil	1,803,003	1.57
Canada	1,520,093	1.32
Chile	265,778	0.23
China	2,828,111	2.46
Finland	424,121	0.37
France	2,797,141	2.43
Germany	2,964,248	2.58
Hong Kong	2,205,661	1.92
India	564,512	0.49
Indonesia	802,246	0.70
Ireland	882,396	0.77
Italy	2,578,194	2.24
Japan	7,586,366	6.60
Jersey	830,158	0.72
Luxembourg	904,692	0.79
Malaysia	734,963	0.64
Mexico	321,623	0.28
Netherlands	280,517	0.24
Philippines	249,104	0.22
Puerto Rico	377,991	0.33
Republic of Korea	3,315,448	2.88
South Africa	1,132,287	0.98
Spain	300,857	0.26
Sweden	1,518,891	1.32
Switzerland	904,558	0.79
Taiwan	2,277,054	1.98
Thailand	1,145,864	1.00
Turkey	204,796	0.18
United Kingdom	3,013,553	2.61
United States	65,089,079	56.59
Total Investments	$115,015,411	100.00%

Leuthold Global Fund

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows:

Cost of investments	$110,980,973
Gross unrealized appreciation	$8,484,823
Gross unrealized depreciation	(4,450,385)
Net unrealized appreciation	$4,034,438

Summary of Fair Value Exposure at December 31, 2016
The Funds have adopted fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2016:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$2,117,593	$-	$-	$2,117,593
Auto Components	3,029,966	1,991,547	-	5,021,513
Automobiles	1,549,747	1,699,263	-	3,249,010
Banks	3,458,262	2,729,672	-	6,187,934
Building Products	2,791,774	1,089,862	-	3,881,636
Capital Markets	3,156,491	2,987,877	-	6,144,368
Chemicals	1,484,911	2,821,499	-	4,306,410
Construction & Engineering	1,852,699	2,454,028	-	4,306,727
Construction Materials	605,664	2,597,598	-	3,203,262
Distributors	-	345,819	-	345,819
Diversified Financial Services	1,211,267	1,962,535	-	3,173,802
Diversified Telecommunication Services	1,210,548	742,145	-	1,952,693
Electric Utilities	701,241	718,813	-	1,420,054
Electronic Equipment, Instruments & Components	3,009,355	1,297,028	-	4,306,383
Independent Power & Renewable Electricity Producers	-	286,172	-	286,172
Insurance	3,165,212	3,666,021	-	6,831,233
Internet Software & Services	2,790,972	-	-	2,790,972
Metals & Mining	1,160,376	1,718,990	-	2,879,366
Oil, Gas & Consumable Fuels	-	424,121	-	424,121
Paper & Forest Products	-	-	48,050	48,050
Real Estate Management & Development	317,771	2,698,685	-	3,016,456
Thrifts & Mortgage Finance	553,191	-	-	553,191
Trading Companies & Distributors	3,206,004	1,119,357	-	4,325,361
Wireless Telecommunication Services	993,897	2,710,494	-	3,704,391
Total Common Stocks	38,366,941	36,061,526	48,050	74,476,517
Preferred Stocks	295,887	–	–	295,887
Exchange Traded Funds	14,215,554	–	–	14,215,554
Corporate Bonds	–	5,110,005	–	5,110,005
Municipal Bonds	–	980,152	–	980,152
United States Treasury Obligations	–	4,543,746	–	4,543,746
Foreign Government Bonds	–	5,658,070	–	5,658,070
Money Market Funds	9,735,480	–	–	9,735,480
Total Investments in Securities	$62,613,862	$52,353,499	$48,050	$115,015,411

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers for the period ended December 31, 2016:

Total Investments	Level 1*	Level 2*	Level 3
Transfers into:	$–	$1,907,454	$–
Transfers out of:	(1,907,454)	–	-
Net Transfers into and/or out of:	$(1,907,454)	$1,907,454	$–

* The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2016	$48,038
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	12	*
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of December 31, 2016	$48,050	(1)

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at December 31, 2016:	$12

* Unrealized appreciation is due to a change in foreign currency exchange rate.

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.

Leuthold Select Industries Fund
Schedule of Investments
December 31, 2016 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 96.84%
Aerospace & Defense - 4.91%
General Dynamics Corp.	429	$74,071
L-3 Communications Holdings, Inc.	578	87,920
Northrop Grumman Corp.	849	197,460
Raytheon Co.	927	131,634
Spirit AeroSystems Holdings, Inc. - Class A	1,334	77,839
Textron, Inc.	1,597	77,550
		646,474
Airlines - 7.16%
Alaska Air Group, Inc.	1,216	107,896
American Airlines Group, Inc.	3,256	152,023
Delta Air Lines, Inc.	3,791	186,479
Hawaiian Holdings, Inc. (a)	3,692	210,444
JetBlue Airways Corp. (a)	3,789	84,949
Southwest Airlines Co.	4,054	202,051
		943,842
Auto Components - 4.93%
American Axle & Manufacturing Holdings, Inc. (a)	3,715	71,700
BorgWarner, Inc.	2,711	106,922
Cooper Tire & Rubber Co.	1,745	67,793
Cooper-Standard Holding, Inc. (a)	595	61,511
Gentex Corp.	3,551	69,919
Lear Corp.	785	103,910
Magna International, Inc. (b)	2,290	99,386
Tenneco, Inc. (a)	1,089	68,030
		649,171
Banks - 3.20%
Banco Macro SA - ADR	504	32,432
CIT Group, Inc.	1,845	78,745
Credicorp, Ltd. (b)	399	62,986
Fifth Third Bancorp	2,762	74,491
Grupo Financiero Galicia SA - ADR	1,281	34,484
KB Financial Group, Inc. - ADR	1,778	62,746
TCF Financial Corp.	3,836	75,147
		421,031
Biotechnology - 3.40%
AbbVie, Inc.	1,944	121,733
Amgen, Inc.	715	104,540
Biogen, Inc. (a)	401	113,716
Gilead Sciences, Inc.	1,515	108,489
		448,478
Capital Markets - 8.23%
Ameriprise Financial, Inc.	749	83,094
Bank of New York Mellon Corp.	1,822	86,326
CME Group, Inc.	1,185	136,690
Federated Investors, Inc. - Class B	2,201	62,244
Franklin Resources, Inc.	2,115	83,712
Intercontinental Exchange, Inc.	2,275	128,356
Invesco, Ltd.	2,467	74,849
Moody's Corp.	1,190	112,181
Morningstar, Inc.	433	31,851
NASDAQ, Inc.	1,795	120,480
State Street Corp.	1,040	80,829
T Rowe Price Group, Inc.	1,119	84,216
		1,084,828

Communications Equipment - 0.55%
Cisco Systems, Inc.	2,384	$72,045

Consumer Finance - 0.86%
Navient Corp.	4,460	73,278
World Acceptance Corp. (a)	631	40,561
		113,839
Distributors - 0.70%
Genuine Parts Co.	961	91,814

Electronic Equipment, Instruments & Components - 7.89%
Arrow Electronics, Inc. (a)	2,123	151,370
Avnet, Inc.	2,733	130,118
Benchmark Electronics, Inc. (a)	2,259	68,899
Flex, Ltd. (a)	10,399	149,434
Jabil Circuit, Inc.	7,148	169,193
Methode Electronics, Inc.	1,729	71,494
Plexus Corp. (a)	1,102	59,552
Sanmina Corp. (a)	2,690	98,589
Tech Data Corp. (a)	1,659	140,484
		1,039,133
Health Care Providers & Services - 5.80%
Aetna, Inc.	1,222	151,540
Anthem, Inc.	909	130,687
Centene Corp. (a)	1,773	100,192
Cigna Corp.	704	93,907
Humana, Inc.	549	112,012
UnitedHealth Group, Inc.	1,095	175,244
		763,582
Insurance - 6.63%
Aflac, Inc.	1,365	95,004
CNO Financial Group, Inc.	3,120	59,748
Everest Re Group, Ltd. (b)	348	75,307
Lincoln National Corp.	1,399	92,712
Manulife Financial Corp. (b)	5,037	89,759
MetLife, Inc.	1,651	88,972
Principal Financial Group, Inc.	1,602	92,692
Prudential Financial, Inc.	1,202	125,080
Sun Life Financial, Inc. (b)	1,580	60,688
Unum Group	2,117	93,000
		872,962
IT Services - 9.65%
Accenture PLC - Class A (b)	1,278	149,692
Amdocs, Ltd.	1,105	64,366
CACI International, Inc. - Class A (a)	485	60,286
CGI Group, Inc. - Class A (a)(b)	1,035	49,711
Cognizant Technology Solutions Corp. - Class A (a)	1,098	61,521
Convergys Corp.	2,012	49,415
DST Systems, Inc.	792	84,863
Fiserv, Inc. (a)	1,341	142,521
International Business Machines Corp.	971	161,176
MasterCard, Inc. - Class A	1,469	151,674
Science Applications International Corp.	1,003	85,054
Visa, Inc. - Class A	2,082	162,438
Western Union Co.	2,261	49,109
		1,271,826

Road & Rail - 3.87%
Canadian National Railway Co. (b)	1,276	$86,002
CSX Corp.	2,742	98,520
Genesee & Wyoming, Inc. - Class A (a)	877	60,873
Kansas City Southern	919	77,977
Norfolk Southern Corp.	891	96,290
Union Pacific Corp.	876	90,824
		510,486
Semiconductors & Semiconductor Equipment - 7.79%
Applied Materials, Inc.	6,443	207,916
Intel Corp.	1,994	72,322
Lam Research Corp.	2,173	229,751
MKS Instruments, Inc.	1,775	105,435
QUALCOMM, Inc.	977	63,701
SolarEdge Technologies, Inc. (a)(b)	3,620	44,888
Teradyne, Inc.	7,799	198,095
Tessera Holding Corp.	2,357	104,179
		1,026,287
Software - 2.83%
Activision Blizzard, Inc.	4,822	174,123
Electronic Arts, Inc. (a)	2,516	198,160
		372,283
Specialty Retail - 9.30%
American Eagle Outfitters, Inc.	3,278	49,727
Asbury Automotive Group, Inc. (a)	1,163	71,757
AutoNation, Inc. (a)	1,605	78,083
AutoZone, Inc. (a)	124	97,934
Best Buy Co., Inc.	2,176	92,850
Caleres, Inc.	1,408	46,211
GameStop Corp. - Class A	3,463	87,475
Group 1 Automotive, Inc.	884	68,899
Lithia Motors, Inc. - Class A	822	79,594
Michaels Companies, Inc. (a)	3,578	73,170
Office Depot, Inc.	18,919	85,514
O'Reilly Automotive, Inc. (a)	365	101,620
Penske Automotive Group, Inc.	2,069	107,257
Sally Beauty Holdings, Inc. (a)	3,278	86,605
Signet Jewelers, Ltd.	1,050	98,973
		1,225,669
Technology Hardware, Storage & Peripherals - 0.56%
HP, Inc.	4,991	74,067

Thrifts & Mortgage Finance - 1.13%
MGIC Investment Corp. (a)	6,936	70,678
Radian Group, Inc.	4,314	77,566
		148,244
Trading Companies & Distributors - 5.09%
AerCap Holdings NV (a)(b)	3,204	133,319
Air Lease Corp.	3,031	104,054
GATX Corp.	2,026	124,761
United Rentals, Inc. (a)	1,911	201,764
WESCO International, Inc. (a)	1,595	106,147
		670,045
Water Utilities - 2.36%
American States Water Co.	747	34,033
American Water Works Co., Inc.	1,283	92,838
Aqua America, Inc.	2,748	82,550
California Water Service Group	1,401	47,494
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	6,270	54,424
		311,339
TOTAL COMMON STOCKS (Cost $9,896,206)		$12,757,445

PREFERRED STOCKS - 1.40%
Banks - 1.40%
Banco Bradesco SA - ADR	6,988	$60,865
Bancolombia SA - ADR	1,626	59,642
Itau Unibanco Holding SA - ADR	6,253	64,281
TOTAL PREFERRED STOCKS (Cost $191,044)		$184,788

SHORT-TERM INVESTMENTS - 1.55%
Money Market Funds - 1.55%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.39% (c)	203,616	$203,616
TOTAL SHORT-TERM INVESTMENTS (Cost $203,616)		$203,616

Total Investments (Cost $10,290,866) - 99.79%		$13,145,849
Other Assets in Excess of Liabilities - 0.21%		27,926
TOTAL NET ASSETS - 100.00%		$13,173,775

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Select Industries Fund

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows:

Cost of investments	$10,290,866
Gross unrealized appreciation	$3,059,833
Gross unrealized depreciation	(204,850)
Net unrealized appreciation	$2,854,983

Summary of Fair Value Exposure at December 31, 2016
The Funds have adopted fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2016:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$12,757,445	$–	$–	$12,757,445
Preferred Stocks	184,788	–	–	184,788
Money Market Funds	203,616	–	–	203,616
Total Investments in Securities	$13,145,849	$–	$–	$13,145,849

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Global Industries Fund
Schedule of Investments
December 31, 2016 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 93.07%
Airlines - 2.65%
Delta Air Lines, Inc.	2,501	$123,024
JetBlue Airways Corp. (a)	4,162	93,312
United Continental Holdings, Inc. (a)	997	72,662
		288,998
Auto Components - 6.28%
Brembo SpA (b)	797	48,215
Cheng Shin Rubber Industry Co., Ltd. (b)	23,000	43,173
Cooper Tire & Rubber Co.	1,506	58,508
Cooper-Standard Holding, Inc. (a)	475	49,105
Faurecia (b)	1,241	48,068
Goodyear Tire & Rubber Co.	2,725	84,121
Lear Corp.	949	125,619
Leoni AG (b)	397	14,116
Magna International, Inc. (b)	2,218	96,261
Plastic Omnium SA (b)	1,813	57,820
Tong Yang Industry Co., Ltd. (b)	31,000	60,851
		685,857
Automobiles - 4.06%
Ford Motor Co.	4,474	54,270
Geely Automobile Holdings, Ltd. (b)	40,000	38,018
General Motors Co.	2,302	80,202
Great Wall Motor Co., Ltd. (b)	42,500	39,424
Hyundai Motor Co. (b)	226	27,264
Kia Motors Corp. (b)	902	29,276
Nissan Motor Co., Ltd. (b)	4,600	46,143
Renault SA (b)	582	51,691
Tata Motors, Ltd. - ADR	2,240	77,034
		443,322
Banks - 7.74%
Banco do Brasil SA (b)	7,700	66,294
BB&T Corp.	1,161	54,590
CIMB Group Holdings Bhd (b)	45,500	45,626
CIT Group, Inc.	1,236	52,752
Fifth Third Bancorp	1,936	52,214
Grupo Financiero Banorte SAB de CV (b)	8,900	43,835
IBERIABANK Corp.	632	52,930
Krung Thai Bank PCL - NVDR	100,700	49,619
Nedbank Group, Ltd. (b)	3,581	61,983
Popular, Inc. (b)	1,177	51,576
Regions Financial Corp.	3,695	53,060
SunTrust Banks, Inc.	947	51,943
Taishin Financial Holding Co., Ltd. (b)	129,782	47,394
TCF Financial Corp.	3,011	58,986
TMB Bank PCL - NVDR	757,100	44,278
Woori Bank (b)	5,458	57,521
		844,601
Building Products - 4.86%
American Woodmark Corp. (a)	763	57,416
Apogee Enterprises, Inc.	1,301	69,682
Asahi Glass Co., Ltd. (b)	13,000	88,201
Cie de Saint-Gobain (b)	1,327	61,729
Kingspan Group PLC (b)	2,054	55,783
Owens Corning	1,627	83,888
Universal Forest Products, Inc.	547	55,892
USG Corp. (a)	2,021	58,366
		530,957

Capital Markets - 7.67%
BGC Partners, Inc. - Class A	5,068	$51,846
BM&F Bovespa SA - Bolsa de Valores Mercadorias e Futuros (b)	19,000	96,129
China Everbright, Ltd. (b)	26,000	49,244
China Galaxy Securities Co., Ltd. (b)	82,000	73,507
Close Brothers Group PLC (b)	2,966	52,678
Deutsche Boerse AG (a)(b)	1,192	97,000
Euronext NV (b)	929	38,290
Lazard, Ltd. - Class A (b)	1,837	75,482
Morgan Stanley	2,448	103,428
NASDAQ, Inc.	1,408	94,505
Thomson Reuters Corp.	2,411	105,554
		837,663
Chemicals - 5.40%
Denka Co., Ltd. (b)	19,000	83,650
Hyosung Corp. (b)	476	57,220
Lotte Chemical Corp. (b)	389	118,544
LyondellBasell Industries NV - Class A (b)	1,618	138,792
Tosoh Corp. (b)	18,000	126,972
Trinseo SA (b)	1,077	63,866
		589,044
Construction & Engineering - 5.40%
Aecon Group, Inc. (b)	4,147	47,102
China State Construction International Holdings, Ltd. (b)	44,000	65,564
EMCOR Group, Inc.	1,039	73,520
Kajima Corp. (b)	11,000	75,978
KBR, Inc.	4,084	68,162
Monadelphous Group, Ltd. (b)	4,703	38,009
NCC AB - Class B (b)	2,447	60,444
Sacyr SA (a)(b)	17,656	41,062
SNC-Lavalin Group, Inc. (b)	1,489	64,089
Tekfen Holding AS (b)	15,269	27,952
Tokyu Construction Co., Ltd. (b)	3,500	28,105
		589,987
Construction Materials - 4.00%
BBMG Corp. (b)	125,000	42,951
CSR, Ltd. (b)	14,045	46,695
Eagle Materials, Inc.	839	82,667
HeidelbergCement AG (b)	652	60,688
James Hardie Industries PLC (b)	4,096	64,657
Semen Indonesia Persero Tbk PT (b)	63,800	43,291
Taiheiyo Cement Corp. (b)	21,000	66,206
Tipco Asphalt PCL - NVDR	56,300	29,819
		436,974
Distributors - 0.43%
Inchcape PLC (b)	5,462	47,203

Diversified Financial Services - 3.97%
AMP, Ltd. (b)	24,444	$88,655
Berkshire Hathaway, Inc. - Class B (a)	1,014	165,262
EXOR NV (b)	2,495	107,303
GT Capital Holdings, Inc. (b)	1,333	33,994
L E Lundbergforetagen AB - Class B (b)	619	37,897
		433,111
Diversified Telecommunication Services - 2.45%
China Communications Services Corp., Ltd. (b)	62,000	39,393
Chunghwa Telecom Co., Ltd. - ADR	1,845	58,210
KT Corp. - ADR (a)	2,897	40,819
LG Uplus Corp. (b)	6,590	62,459
Telekomunikasi Indonesia Persero Tbk PT - ADR	2,270	66,193
		267,074
Electric Utilities - 1.77%
EDP - Energias do Brasil SA (b)	10,600	43,559
Enel Americas SA - ADR	2,843	23,341
Enel Chile SA - ADR	2,843	12,935
Korea Electric Power Corp. - ADR (a)	3,216	59,432
Tenaga Nasional Bhd (b)	17,600	54,493
		193,760
Electronic Equipment, Instruments & Components - 5.38%
Arrow Electronics, Inc. (a)	904	64,455
Avnet, Inc.	1,444	68,749
Corning, Inc.	2,636	63,976
Hexagon AB - Class B (b)	1,467	52,249
Hon Hai Precision Industry Co., Ltd. (b)	24,600	63,987
Jabil Circuit, Inc.	2,857	67,625
Kingboard Chemical Holdings, Ltd. (b)	20,000	60,402
Sanmina Corp. (a)	2,267	83,085
Tech Data Corp. (a)	742	62,832
		587,360
Independent Power & Renewable Electricity Producers - 0.36%
Drax Group PLC (b)	8,398	39,060

Insurance - 8.54%
CNO Financial Group, Inc.	2,748	52,624
Everest Re Group, Ltd. (b)	378	81,799
Legal & General Group PLC (b)	17,203	52,407
Medibank Pvt, Ltd. (b)	31,275	63,540
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	387	73,096
Old Mutual PLC (b)	21,172	53,988
Phoenix Group Holdings (b)	5,865	53,092
Ping An Insurance Group Co. of China, Ltd. (b)	14,500	72,037
Prudential Financial, Inc.	749	77,941
Reinsurance Group of America, Inc.	675	84,935
SCOR SE (b)	1,567	54,079
Swiss Re AG (b)	832	78,718
Unum Group	1,206	52,980
Validus Holdings, Ltd. (b)	1,485	81,690
		932,926
Internet Software & Services - 3.49%
Akamai Technologies, Inc. (a)	1,279	85,284
Alphabet, Inc. - Class A (a)	98	77,660
Baidu, Inc. - ADR (a)	456	74,971
eBay, Inc. (a)	2,773	82,330
j2 Global, Inc.	746	61,023
		381,268

Metals & Mining - 3.60%
APERAM SA (b)	1,307	$59,646
Bekaert SA (b)	1,056	42,683
BlueScope Steel, Ltd. (b)	11,380	75,633
Cliffs Natural Resources, Inc. (a)	6,968	58,601
Reliance Steel & Aluminum Co.	597	47,485
Voestalpine AG (b)	1,449	56,661
Worthington Industries, Inc.	1,102	52,279
		392,988
Oil, Gas & Consumable Fuels - 0.53%
Neste OYJ (b)	1,513	57,899

Paper & Forest Products - 0.02%
China Forestry Holdings Co., Ltd. (a)(b)(c)(d)	116,000	2,244

Real Estate Management & Development - 3.76%
China Overseas Land & Investment, Ltd. (b)	14,000	36,836
Deutsche EuroShop AG (b)	755	30,710
Deutsche Wohnen AG (b)	2,038	63,925
Fabege AB (b)	3,478	56,704
Highwealth Construction Corp. (b)	27,000	38,088
Jones Lang LaSalle, Inc.	429	43,346
Leopalace21 Corp. (b)	5,900	32,588
Nexity SA (b)	656	30,682
Quality Houses PCL - NVDR	454,200	32,665
Swiss Prime Site AG (b)	547	44,759
		410,303
Thrifts & Mortgage Finance - 0.69%
Radian Group, Inc.	4,199	75,498

Trading Companies & Distributors - 5.41%
Air Lease Corp.	1,947	66,841
Aircastle, Ltd.	2,767	57,692
Barloworld, Ltd. (b)	10,824	92,563
GATX Corp.	1,289	79,377
HD Supply Holdings, Inc. (a)	1,699	72,224
United Rentals, Inc. (a)	882	93,122
WESCO International, Inc. (a)	1,026	68,280
Wolseley PLC (b)	986	60,192
		590,291
Wireless Telecommunication Services - 4.61%
China Mobile, Ltd. - ADR	1,633	85,618
Freenet AG (b)	2,317	65,118
KDDI Corp. (b)	5,700	143,942
Softbank Group Corp. (b)	2,400	158,818
Vodafone Group PLC - ADR	2,048	50,033
		503,529
TOTAL COMMON STOCKS (Cost $9,386,397)		$10,161,917

PREFERRED STOCKS - 0.37%
Electric Utilities - 0.37%
Cia Energetica de Minas Gerais - ADR	17,712	$40,383
TOTAL PREFERRED STOCKS (Cost $39,601)		$40,383

INVESTMENT COMPANIES - 5.00%
Exchange Traded Funds - 5.00%
iShares MSCI EAFE ETF	3,799	$219,316
iShares MSCI Emerging Markets ETF	2,384	83,464
SPDR S&P 500 ETF Trust	1,088	243,201
TOTAL INVESTMENT COMPANIES (Cost $547,616)		$545,981

Total Investments (Cost $9,973,614) - 98.44%		$10,748,281
Other Assets in Excess of Liabilities - 1.56%		170,348
TOTAL NET ASSETS - 100.00%		$10,918,629

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Illiquid security. The fair value of these securities total $2,244 which represents 0.02% of total net assets.
(d)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial
Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
December 31, 2016
Australian Dollar	$377,189	3.51%
Brazilian Real	205,983	1.92
British Pound	358,620	3.34
Canadian Dollar	111,191	1.03
Euro	1,216,265	11.32
Hong Kong Dollar	519,620	4.83
Indonesian Rupiah	43,291	0.40
Japanese Yen	850,602	7.91
Malaysian Ringgit	100,119	0.93
Mexican Peso	43,835	0.41
New Taiwan Dollar	253,492	2.36
New Turkish Lira	27,952	0.26
Philippine Peso	33,994	0.32
South African Rand	154,546	1.44
South Korea Won	352,285	3.28
Swedish Krona	207,294	1.93
Swiss Franc	123,477	1.15
Thai Baht	156,381	1.45
US Dollar	5,612,145	52.21
Total Investments	$10,748,281	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
December 31, 2016
Australia	$312,531	2.91%
Austria	56,661	0.53
Belgium	42,683	0.40
Bermuda	296,663	2.76
Brazil	246,366	2.29
Canada	207,453	1.93
Chile	36,277	0.34
China	382,546	3.56
Finland	57,899	0.54
France	304,069	2.83
Germany	404,653	3.76
Hong Kong	297,663	2.77
India	77,034	0.72
Indonesia	109,484	1.02
Ireland	120,441	1.12
Italy	155,518	1.45
Japan	850,602	7.91
Jersey	113,283	1.05
Luxembourg	123,512	1.15
Malaysia	100,119	0.93
Mexico	43,835	0.41
Netherlands	38,290	0.36
Philippines	33,994	0.32
Puerto Rico	51,576	0.48
Republic of Korea	452,536	4.21
South Africa	154,546	1.44
Spain	41,062	0.38
Sweden	207,294	1.93
Switzerland	123,477	1.15
Taiwan	311,702	2.90
Thailand	156,381	1.45
Turkey	27,952	0.26
United Kingdom	295,369	2.75
United States	4,514,810	41.99
Total Investments	$10,748,281	100.00%

Leuthold Global Industries Fund

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows:

Cost of investments	$9,973,614
Gross unrealized appreciation	$1,151,863
Gross unrealized depreciation	(377,196)
Net unrealized appreciation	$774,667

Summary of Fair Value Exposure at December 31, 2016
The Funds have adopted fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2016:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$288,998	$-	$-	$288,998
Auto Components	413,614	272,243	-	685,857
Automobiles	211,506	231,816	-	443,322
Banks	471,886	372,715	-	844,601
Building Products	381,027	149,930	-	530,957
Capital Markets	430,815	406,848	-	837,663
Chemicals	202,658	386,386	-	589,044
Construction & Engineering	252,873	337,114	-	589,987
Construction Materials	82,667	354,307	-	436,974
Distributors	-	47,203	-	47,203
Diversified Financial Services	165,262	267,849	-	433,111
Diversified Telecommunication Services	165,222	101,852	-	267,074
Electric Utilities	95,708	98,052	-	193,760
Electronic Equipment, Instruments & Components	410,722	176,638	-	587,360
Independent Power & Renewable Electricity Producers	-	39,060	-	39,060
Insurance	431,969	500,957	-	932,926
Internet Software & Services	381,268	-	-	381,268
Metals & Mining	158,365	234,623	-	392,988
Oil, Gas & Consumable Fuels	-	57,899	-	57,899
Paper & Forest Products	-	-	2,244	2,244
Real Estate Management & Development	43,346	366,957	-	410,303
Thrifts & Mortgage Finance	75,498	-	-	75,498
Trading Companies & Distributors	437,536	152,755	-	590,291
Wireless Telecommunication Services	135,651	367,878	-	503,529
Total Common Stocks	5,236,591	4,923,082	2,244	10,161,917
Preferred Stocks	40,383	-	-	40,383
Exchange Traded Funds	545,981	-	-	545,981
Total Investments in Securities	$5,822,955	$4,923,082	$2,244	$10,748,281

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers for the period ended December 31, 2016:

Total Investments	Level 1*	Level 2*	Level 3
Transfers into:	$-	$260,475	$-
Transfers out of:	(260,475)	-	-
Net Transfers into and/or out of:	$(260,475)	$260,475	$-

* The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2016	$2,243
Accrued discounts/premiums	-
Realized gain (loss)	-	*
Change in unrealized appreciation (depreciation)	1
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of December 31, 2016	$2,244	(1)

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at December 31, 2016:	$1

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.

Grizzly Short Fund
Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 82.86%
Money Market Funds - 82.86%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.39% (a)(b)	164,603,313	$164,603,313
TOTAL SHORT-TERM INVESTMENTS (Cost $164,603,313)		$164,603,313

Total Investments (Cost $164,603,313) - 82.86%		$164,603,313
Other Assets in Excess of Liabilities - 17.14% (b)		34,058,873
TOTAL NET ASSETS - 100.00%		$198,662,186

Percentages are stated as a percent of net assets.

(a)	The rate quoted is the annualized seven-day yield as of December 31, 2016.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
December 31, 2016 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 91.56%
Aerospace & Defense - 1.68%
Orbital ATK, Inc.	37,965	$3,330,669

Air Freight & Logistics - 1.56%
Expeditors International of Washington, Inc.	58,428	3,094,347

Banks - 1.47%
Bank of the Ozarks, Inc.	55,466	2,916,957

Beverages - 3.75%
Boston Beer Co., Inc. - Class A	10,232	1,737,905
Brown-Forman Corp. - Class B	63,409	2,848,333
Monster Beverage Corp.	64,621	2,865,295
		7,451,533
Biotechnology - 1.67%
Regeneron Pharmaceuticals, Inc.	9,020	3,311,152

Capital Markets - 1.59%
Interactive Brokers Group, Inc. - Class A	30,291	1,105,924
SEI Investments Co.	41,734	2,059,990
		3,165,914
Chemicals - 2.38%
Axalta Coating Systems, Ltd.	105,413	2,867,233
CF Industries Holdings, Inc.	58,966	1,856,250
		4,723,483
Commercial Services & Supplies - 1.04%
Clean Harbors, Inc.	20,194	1,123,796
Healthcare Services Group, Inc.	24,098	943,919
		2,067,715
Construction & Engineering - 1.46%
AECOM	79,699	2,897,856

Construction Materials - 1.26%
Summit Materials, Inc. - Class A	105,092	2,500,139

Distributors - 0.48%
Core-Mark Holding Co, Inc.	22,213	956,714

Diversified Consumer Services - 2.92%
Service Corp. International	104,605	2,970,782
ServiceMaster Global Holdings, Inc.	75,256	2,834,894
		5,805,676
Diversified Telecommunication Services - 0.97%
Cogent Communications Holdings, Inc.	46,715	1,931,665

Electric Utilities - 0.43%
Avangrid, Inc.	22,617	$856,732

Electrical Equipment - 2.36%
Acuity Brands, Inc.	11,578	2,672,897
Sensata Technologies Holding NV (b)	51,697	2,013,598
		4,686,495
Energy Equipment & Services - 4.68%
Halliburton Co.	53,447	2,890,948
Schlumberger, Ltd. (b)	36,753	3,085,415
Superior Energy Services, Inc.	196,824	3,322,389
		9,298,752
Food & Staples Retailing - 1.57%
Costco Wholesale Corp.	19,521	3,125,507

Food Products - 3.66%
Pinnacle Foods, Inc.	55,870	2,986,252
Snyder's-Lance, Inc.	53,447	2,049,158
TreeHouse Foods, Inc.	30,964	2,235,291
		7,270,701
Health Care Equipment & Supplies - 2.45%
DENTSPLY SIRONA, Inc.	49,004	2,829,001
DexCom, Inc.	34,061	2,033,442
		4,862,443
Health Care Technology - 1.28%
Athenahealth, Inc.	24,233	2,548,585

Hotels, Restaurants & Leisure - 2.80%
Chipotle Mexican Grill, Inc.	6,731	2,539,741
Starbucks Corp.	54,255	3,012,238
		5,551,979
Independent Power & Renewable Electricity Producers - 2.27%
Calpine Corp.	222,942	2,548,227
Dynegy, Inc.	231,289	1,956,705
		4,504,932
Industrial Conglomerates - 3.13%
General Electric Co.	103,259	3,262,985
Roper Technologies, Inc.	16,155	2,957,657
		6,220,642
Internet & Direct Marketing Retail - 2.24%
Expedia, Inc.	25,579	2,897,589
TripAdvisor, Inc.	33,657	1,560,675
		4,458,264
Internet Software & Services - 0.37%
New Relic, Inc.	26,118	737,833

IT Services - 1.66%
Blackhawk Network Holdings, Inc.	87,373	3,291,778

Life Sciences Tools & Services - 1.03%
Illumina, Inc.	16,021	2,051,329

Machinery - 0.42%
Proto Labs, Inc.	16,155	$829,559

Media - 3.66%
DISH Network Corp. - Class A	52,639	3,049,377
E.W. Scripps Co. - Class A	71,891	1,389,653
IMAX Corp. (b)	90,200	2,832,280
		7,271,310
Metals & Mining - 1.03%
Compass Minerals International, Inc.	26,118	2,046,345

Multi-Utilities - 2.88%
Dominion Resources, Inc.	38,369	2,938,681
Sempra Energy	27,598	2,777,463
		5,716,144
Oil, Gas & Consumable Fuels - 3.35%
Anadarko Petroleum Corp.	46,715	3,257,437
Hess Corp.	54,594	3,400,660
		6,658,097
Personal Products - 1.22%
Coty, Inc. - Class A	131,934	2,415,712

Pharmaceuticals - 4.01%
Allergan PLC (b)	12,251	2,572,833
Eli Lilly & Co.	37,830	2,782,396
Medicines Co.	50,216	1,704,331
Nektar Therapeutics	74,449	913,489
		7,973,049
Real Estate Investment Trusts (REITs) - 3.00%
Acadia Realty Trust	30,156	985,498
CubeSmart	107,028	2,865,140
Douglas Emmett, Inc.	57,755	2,111,523
		5,962,161
Semiconductors & Semiconductor Equipment - 2.60%
Cavium, Inc.	52,774	3,295,209
MACOM Technology Solutions Holdings, Inc.	40,523	1,875,404
		5,170,613
Software - 10.84%
Fortinet, Inc.	93,296	2,810,075
Guidewire Software, Inc.	36,484	1,799,756
Imperva, Inc.	61,659	2,367,706
Salesforce.com, Inc.	39,176	2,681,989
Splunk, Inc.	48,196	2,465,225
Tableau Software, Inc. - Class A	52,639	2,218,734
Tyler Technologies, Inc.	16,828	2,402,534
Ultimate Software Group, Inc.	14,001	2,553,082
Workday, Inc. - Class A	33,791	2,233,247
		21,532,348
Specialty Retail - 0.45%
Monro Muffler Brake, Inc.	15,751	900,957

Textiles, Apparel & Luxury Goods - 2.47%
NIKE, Inc. - Class B	52,504	2,668,778
Under Armour, Inc. - Class A	77,362	2,247,366
		4,916,144

Trading Companies & Distributors - 1.44%
Fastenal Co.	60,717	$2,852,485

Wireless Telecommunication Services - 2.03%
America Movil SAB de CV - ADR	237,885	2,990,214
Telephone & Data Systems, Inc.	36,215	1,045,527
		4,035,741
TOTAL COMMON STOCKS (Proceeds $188,576,292)		$181,900,457

INVESTMENT COMPANIES - 1.11%
Exchange Traded Funds - 1.11%
SPDR S&P 500 ETF Trust	9,828	$2,196,853
TOTAL INVESTMENT COMPANIES (Proceeds $2,117,701)		$2,196,853

TOTAL SECURITIES SOLD SHORT
(Proceeds $190,693,993) - 92.67%		$184,097,310

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows:

Cost of investments	$164,603,313
Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation	$–

Summary of Fair Value Exposure at December 31, 2016
The Funds have adopted fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2016:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$164,603,313	$–	$–	$164,603,313
Total Investments in Securities	$164,603,313	$–	$–	$164,603,313

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$181,900,457	$–	$–	$181,900,457
Exchange Traded Funds	2,196,853	–	–	2,196,853
Total Securities Sold Short	$184,097,310	$–	$–	$184,097,310

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title)  /s/ John Mueller
  John Mueller, President

Date  February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Mueller
John Mueller, President

Date  February 28, 2017

By (Signature and Title)*  /s/ Holly J. Weiss
Holly J. Weiss, Treasurer

Date  February 28, 2017

* Print the name and title of each signing officer under his or her signature.